COMMITMENTS AND CONTINGENCIES - Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 2,809
2023	2,912
2024	3,176
2025	2,734
2026 and thereafter	3,879
Total	$ 15,510